Shareholder Report, Holdings (Details) - C000014300	Jun. 30, 2026
FR_67066G104
Holdings [Line Items]
Percent of Total Investments	9.10%
FR_023135106
Holdings [Line Items]
Percent of Total Investments	5.40%
FR_037833100
Holdings [Line Items]
Percent of Total Investments	4.90%
FR_02079K305
Holdings [Line Items]
Percent of Total Investments	4.10%
FR_02079K107
Holdings [Line Items]
Percent of Total Investments	4.10%
FR_594918104
Holdings [Line Items]
Percent of Total Investments	3.50%
FR_30303M102
Holdings [Line Items]
Percent of Total Investments	3.40%
FR_11135F101
Holdings [Line Items]
Percent of Total Investments	3.30%
FR_007903107
Holdings [Line Items]
Percent of Total Investments	2.70%
FR_084670702
Holdings [Line Items]
Percent of Total Investments	2.50%
Berkshire Hathaway, Inc.B
Holdings [Line Items]
Percent of Total Investments	43.00%
SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.40%
SectorUtilities
Holdings [Line Items]
Percent of Total Investments	0.70%
SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.20%
SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.20%
SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.80%
SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	8.20%
SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	9.80%
SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.60%
SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	12.80%
SectorFinancials
Holdings [Line Items]
Percent of Total Investments	13.60%
SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	36.70%